SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cik0001819516 Aspirational Consumer Lifestyle Corp
Schedule of basic and diluted loss per ordinary share

	Three Months	Six Months
	Ended	Ended
	June 30,	June 30,
	2021	2021
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest earned on marketable securities held in Trust Account	$2,676	$47,979
Net income allocable to shares subject to possible redemption	$2,676	$47,979
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Basic and diluted weighted average shares outstanding	23,974,632	22,620,218
Basic and diluted net income per share	$—	$—
Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	$(6,726,593)	$(14,893,876)
Net loss allocable to Redeemable Class A Ordinary Shares	(2,676)	(47,979)
Non-Redeemable Net Loss	$(6,729,269)	$(14,941,855)
Denominator: Weighted Average Non-Redeemable Class A and Class B Ordinary Shares
Basic and diluted weighted average shares outstanding	5,993,658	6,663,340
Basic and diluted net loss per share	$(1.12)	$(2.24)

For the
Period from
July 7, 2020
(Inception)
through
December 31,
2020
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest earned on marketable securities held in Trust Account	$43,349
Net income allocable to shares subject to possible redemption	$43,349
Denominator: Weighted Average Redeemable Class A Common Stock
Basic and diluted weighted average shares outstanding	21,396,989
Basic and diluted net income per share	$0.00
Non-Redeemable Class A and Class B Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(1,658,775)
Net loss allocable to Redeemable Class A Common Stock	(43,349)
Non-Redeemable Net Loss	$(1,702,124)
Denominator: Weighted Average Non-Redeemable Class A and Class B Common Stock
Basic and diluted weighted average shares outstanding	7,230,225
Basic and diluted net loss per share	$(0.24)